Document And Entity Information	Jun. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 14, 2022
Entity Registrant Name	Alignment Healthcare, Inc.
Entity Central Index Key	0001832466
Entity Emerging Growth Company	false
Entity File Number	001-40295
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-5596242
Entity Address, Address Line One	1100 W Town and Country Rd
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Orange
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92868
City Area Code	844
Local Phone Number	310-2247
Entity Information, Former Legal or Registered Name	n/a
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ALHC
Security Exchange Name	NASDAQ